Securities and other financial assets, net	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of financial instruments [text block]
5.	Securities and other financial assets, net

All securities and other financial assets as of December 31, 2018 and 2017 are presented as follows:

		At fair value
At December 31, 2018		With changes in other comprehensive income		With	Total securities and
Carring amount	Amortized cost	Recyclable to profit and loss	Non-recyclable to profit and loss	changes in profit or loss	other financial assets, net
Principal	85,326	21,798	6,273	8,750	122,147
Interest receivable	1,140	451	-	-	1,591
Reserves	(140)	-	-	-	(140)
	86,326	22,249	6,273	8,750	123,598

		At fair value
At December 31, 2017		With changes in other comprehensive income		With	Total securities and
Carring amount	Amortized cost	Recyclable to profit and loss	Non-recyclable to profit and loss	changes in profit or loss	other financial assets, net
Principal	69,130	16,733	8,402	-	94,265
Interest receivable	1,040	375	-	-	1,415
Reserves	(196)	-	-	-	(196)
	69,974	17,108	8,402	-	95,484

Securities at amortized cost

The amortized cost of these securities by country risk and type of debt, excluding the amounts of interest receivable and allowance for expected credit losses are as follows:

	December 31, 2018	December 31, 2017
Corporate debt:
Brazil	1,491	1,485
Mexico	7,264	-
Panama	11,151	9,978
	19,906	11,463

Sovereign debt:
Colombia	28,183	29,006
Mexico	19,859	20,203
Panama	17,378	8,458
	65,420	57,667
	85,326	69,130

As of December 31, 2018, and 2017, t
he allowance for expected credit losses relating to securities at amortized cost amounted to $
140
thousand and $
196
thousand, respectively.

As of December 31, 2018,
securities at amortized cost with a carrying value of $
35.1
million, were pledged to secure repurchase transactions accounted for as secured financings.
As of December 31, 2017, there were no securities at amortized cost accounted for as secured financial liabilities.

Securities at amortized cost by contractual maturity are shown in the following tables:

	December 31, 2018	December 31, 2017

Due within 1 year	28,551	7,978
After 1 year but within 5 years	56,775	61,152
	85,326	69,130

Securities at amortized cost classified by issuer’s credit quality indicators are as follows:

	December 31,	December 31,
Rating	2018	2017
2	5,181	5,236
3	44,858	43,973
4	33,796	8,458
5	1,491	11,463
Total	85,326	69,130

Securities at fair value through other comprehensive income (FVOCI)

The fair value of financial instruments at FVOCI by country risk and type of debt are as follows:

	December 31, 2018	December 31, 2017

Corporate debt:
Panama	6,157	-
	6,157	-

Sovereign debt:
Brazil	2,887	2,954
Chile	5,011	5,147
Trinidad and Tobago	7,743	8,632
	15,641	16,733
	21,798	16,733

As of December 31, 2018, and 2017, t
he allowance for expected credit losses relating to securities at fair value through other comprehensive income amounted to $
172
thousand and $
222
thousand, respectively.

As of December 31, 2018, securities at fair value through other comprehensive income with a carrying value of $
4.6
million, were pledged to secure repurchase transactions accounted for as secured financings. As of December 31, 2017, there were no securities at fair value through other comprehensive income accounted for as secured financings.

The following table presents the realized gains or losses on sale of securities at fair value through other comprehensive income:

	Years ended December 31,
	2018	2017	2016
Realized gain on sale of securities	194	766	221
Realized loss on sale of securities	-	(517)	(577)
Net gain (loss) on sale of securities at FVOCI	194	249	(356)

Securities at FVOCI classified by issuer’s credit quality indicators are as follows:

Rating	December 31, 2018	December 31, 2017
1	5,010	5,147
4	13,901	11,586
5	2,887	-
Total	21,798	16,733

The amortized cost and fair value of securities at FVOCI by contractual maturity are shown in the following tables:

	December 31, 2018		December 31, 2017
	Amortized		Amortized
	cost	Fair value	cost	Fair value

Due within 1 year	8,386	7,743	-	-
After 1 year but within 5 years	8,084	7,898	16,962	16,733
After 5 years but within 10 years	5,926	6,157	-	-
	22,396	21,798	16,962	16,733

Equity instrument at FVOCI

The fair value of the equity instrument irrevocably measured at fair value through OCI
:

	December 31, 2018	December 31, 2017
Equity Instrument at FVOCI	6,273	8,402

Financial instrument required to be measured at fair value through profit and loss

As of December 31, 2018, the Bank received a new financial asset (debentures) with a fair value of $
8.8
million as part of a restructured loan with a book value of $
35
million.